Taxation - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Operating Loss Carryforwards [Line Items]
Effective tax rate	2162.50%	18.50%	(303.40%)	(533.10%)
United Kingdom
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation nondeductible expense share-based payment arrangement	25.00%	25.00%	25.00%
Deferred Tax Assets Valuation Allowance	$ 33,178		$ 33,178
US
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Gross	$ 81,236		$ 81,236